UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 40 East 52nd Street, New
York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 8.8%	BHP Billiton Ltd.	883,997	$ 29,154,677
	Fairfax Media Ltd.	8,026,896	12,098,742
	Newcrest Mining Ltd.	550,728	15,499,264
	Qantas Airways Ltd.	4,711,371	11,835,034
	Telstra Corp. Ltd.	8,852,981	25,496,170
			94,083,887
Austria - 1.0%	Erste Bank der Oesterreichischen Sparkassen AG	247,245	11,116,776
Belgium - 1.2%	KBC Bancassurance Holding	250,381	12,659,634
Brazil - 2.1%	Cia de Bebidas das Americas
	(Preference Shares) - ADR	136,665	11,242,063
	Cyrela Brazil Realty SA	465,571	6,094,260
	Tam SA (Preference Shares) - ADR (a)	365,652	4,720,567
			22,056,890
Denmark - 1.1%	Danske Bank A/S	462,520	12,223,129
Finland - 2.1%	Nokia Oyj	1,553,454	22,784,838
France - 7.1%	BNP Paribas SA	282,334	22,558,295
	European Aeronautic Defense and Space Co.	533,499	12,025,753
	Sanofi-Aventis	331,736	24,464,148
	Schneider Electric SA	170,077	17,304,619
			76,352,815
Germany - 15.5%	Allianz AG Registered Shares	176,895	22,068,484
	BASF SE	366,196	19,388,329
	Bayer AG	346,530	23,986,116
	Deutsche Bank AG Registered Shares	287,864	21,989,471
	Deutsche Post AG	1,012,454	18,862,164
	E.ON AG	619,726	26,230,146
	HeidelbergCement AG	211,641	13,679,490
	MAN SE	246,074	20,212,196
			166,416,396
Greece - 1.6%	EFG Eurobank Ergasias SA (a)	1,083,514	17,150,076
Hong Kong - 1.9%	Hutchison Whampoa Ltd.	2,767,000	19,899,281
Hungary - 0.5%	OTP Bank Rt.	202,082	5,818,666
Italy - 5.1%	Eni SpA	1,156,098	28,889,672
	Unicredit SpA	6,573,567	25,800,519
			54,690,191
Japan - 19.7%	Asahi Breweries Ltd.	1,099,500	20,079,964
	Daiichi Sankyo Co., Ltd.	979,200	20,188,848
	Fuji Media Holdings, Inc.	5,723	9,352,154
	Fuji Photo Film Co., Ltd.	485,900	14,509,685
	Honda Motor Co., Ltd.	551,900	16,761,071
	Japan Prime Realty Investment Corp.	1,137	2,753,967
	Japan Tobacco, Inc.	5,769	19,723,778
	KDDI Corp.	2,862	16,101,704
	Mazda Motor Corp.	4,733,000	10,569,171
	Mitsui Chemicals, Inc.	2,456,000	8,717,597
	Mitsui OSK Lines Ltd.	1,035,000	6,103,442
	Nomura Holdings, Inc.	2,122,000	13,007,579
	Sony Corp.	767,400	22,487,157
	1

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks		Shares	Value
	Sumitomo Electric Industries Ltd.		251,200	$ 3,280,095
	Sumitomo Mitsui Financial Group, Inc.		329,200	11,410,829
	Tokio Marine Holdings, Inc.		560,900	16,161,148
				211,208,189
Netherlands - 2.0%	ING Groep NV CVA		1,173,570	21,074,928
Norway - 1.8%	StatoilHydro ASA		876,277	19,783,671
Russia - 1.0%	OAO Gazprom - ADR		444,318	10,330,394
South Korea - 1.0%	POSCO		25,080	10,384,367
Spain - 6.0%	Banco Santander SA		2,165,703	34,985,818
	Telefonica SA		1,059,636	29,317,096
				64,302,914
Switzerland - 4.7%	Nestle SA Registered Shares		806,325	34,422,547
	Swiss Reinsurance Co. Registered Shares		361,730	16,401,715
				50,824,262
United Kingdom - 11.5%	BHP Billiton Plc		373,182	10,220,149
	BP Plc		4,246,193	37,615,941
	Cookson Group Plc		1,254,480	8,260,615
	Land Securities Group Plc		1,465,556	14,673,870
	United Business Media Ltd.		2,270,511	17,005,558
	Vodafone Group Plc		12,978,101	29,154,725
	WPP Plc		693,403	5,963,887
				122,894,745
	Total Common Stocks - 95.7%			1,026,056,049
	Warrants (b)
Cayman Islands - 0.3%	Morgan Stanley BV (Rolta India Ltd.) (expires 5/26/14)		961,564	3,542,113
United Kingdom - 0.4%	HSBC Bank Plc (Emaar Properties PJSC)
	(expires 4/05/12)		4,318,725	4,761,956
United States - 0.6%	Unitech Inc. (expires 6/16/11)		2,809,083	6,271,615
	Total Warrants - 1.3%			14,575,684
	Rights
France - 0.1%	BNP Paribas SA (expires 10/13/09)		282,334	611,470
Germany - 0.0%	HeidelbergCement AG (expires 10/07/09)		81,611	439,488
	Total Rights - 0.1%			1,050,958
	Total Long-Term Investments (Cost - $857,350,134) - 97.1%			1,041,682,690
	Short-Term Securities
Money Market Fund - 0.7%	BlackRock Liquidity Funds, TempFund, 0.20% (c)(d)		7,811,527	7,811,527
			Par
	Time Deposits		(000)
Australia - 0.1%	Citibank, 1.92%, 10/01/09	AUD	430	379,831
Euro - 0.0%	Brown Brothers Harriman & Co., 0.13%, 10/01/09	EUR	1	1,728
Hong Kong - 0.0%	Citibank, 0.01%, 10/01/09	HKD	1,411	182,085
Japan - 0.0%	Citibank, 0.01%, 10/01/09	JPY	5,094	56,891
	Total Time Deposits - 0.1%			620,535
	Total Short-Term Securities
	(Cost - $8,432,062) - 0.8%			8,432,062
	Total Investments - (Cost - $865,782,196*) - 97.9%			1,050,114,753
	Other Assets Less Liabilities - 2.1%			22,999,704
	Net Assets - 100.0%			$ 1,073,114,457
	2

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2009 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost			$ 883,918,334
Gross unrealized appreciation			$ 190,282,182
Gross unrealized depreciation				(24,085,763)
Net unrealized appreciation			$ 166,196,419
(a) Non-income producing security.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
Affiliate				Net Activity	Income
BlackRock Liquidity Funds, TempFund				(5,017,890)	$ 12,269
(d) Represents the current yield as of report date.
• Foreign currency exchange contracts as of September 30, 2009 were as follows:
						Unrealized
					Settlement	Appreciation
Currency Purchased			Currency Sold	Counterparty	Date	(Depreciation)
USD	2,462,463	JPY	223,096,163	Goldman Sachs Bank USA	10/01/09	$ (22,886)
USD	3,048,566	JPY	273,119,526	JPMorgan Chase Bank NA	10/01/09	5,945
USD	1,357,505	JPY	121,862,722	Goldman Sachs Bank USA	10/02/09	(83)
JPY	5,499,980	USD	61,248	Barclays Bank, Plc	10/05/09	24
GBP	58,359,472	USD	95,980,614	JPMorgan Chase Bank NA	12/11/09	(2,733,171)
USD	31,993,538	EUR	21,893,049	JPMorgan Chase Bank NA	12/11/09	(41,007)
USD	20,475,864	HKD	158,606,046	Citibank, NA	12/11/09	767
Total						$ (2,790,411)
• Portfolio Abbreviations:
ADR	American Depositary Receipts
AUD	Australian Dollar
EUR Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar
				3

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2009 (Unaudited)
• Fair Value Measurements -- Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
	Investments in
Valuation Inputs		Securities
		Assets
Level 1
Long-Term Investments
Brazil	$ 22,056,890
France		23,169,765
Germany		439,488
Russia		10,330,394
Short-Term Securities		7,811,527
Total Level 1		63,808,064
Level 2
Long-Term Investments[1]		985,686,154
Short-Term Securities		620,535
Total Level 2		986,306,689
Level 3		-
Total	$ 1,050,114,753
[1] See above Schedule of Investments for values in each country excluding Level 1 within the table.
Valuation Inputs	Other Financial Instruments[2]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 6,736 $	(2,797,147)
Level 3	-	-
Total	$ 6,736 $	(2,797,147)
[2] Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
	4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 20, 2009